UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number 811-7388
                                   --------

Value Line Emerging Opportunities Fund, Inc.
--------------------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y.       10017
---------------------------------------------------
(Address of principal executive offices) (Zip Code)

Registrant's telephone number, including area code: 212-907-1500
                                                    ------------

Date of fiscal year end: March 31, 2005
                         --------------

Date of reporting period: March 31, 2005
                          --------------

Item I. Reports to Stockholders.

      A copy of the Annual Report to Stockholders for the period ended 3/31/05 is included with this Form.

INVESTMENT ADVISER  Value Line, Inc.
                    220 East 42nd Street
                    New York, NY 10017-5891

DISTRIBUTOR         Value Line Securities, Inc.
                    220 East 42nd Street
                    New York, NY 10017-5891

CUSTODIAN BANK      State Street Bank and Trust Co.
                    225 Franklin Street
                    Boston, MA 02110

SHAREHOLDER         State Street Bank and Trust Co.
SERVICING AGENT     c/o BFDS
                    P.O. Box 219729
                    Kansas City, MO 64121-9729

INDEPENDENT         PricewaterhouseCoopers LLP
REGISTERED PUBLIC   300 Madison Avenue
ACCOUNTING FIRM     New York, NY 10017

LEGAL COUNSEL       Peter D. Lowenstein, Esq.
                    Two Sound View Drive, Suite 100
                    Greenwich, CT 06830

DIRECTORS           Jean Bernhard Buttner
                    John W. Chandler
                    Frances T. Newton
                    Francis C. Oakley
                    David H. Porter
                    Paul Craig Roberts
                    Marion N. Ruth
                    Nancy-Beth Sheerr

OFFICERS            Jean Bernhard Buttner
                    Chairman and President
                    Stephen E. Grant
                    Vice President
                    Sigourney B. Romaine
                    Vice President
                    David T. Henigson
                    Vice President,
                    Secretary/Treasurer
                    Howard A. Brecher
                    Assistant Secretary/Treasurer

This report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

                                                                         #533200

--------------------------------------------------------------------------------
                                 ANNUAL REPORT
--------------------------------------------------------------------------------
                                 March 31, 2005
--------------------------------------------------------------------------------

                                   Value Line
                                    Emerging
                                 Opportunities
                                   Fund, Inc.

                               [VALUE LINE LOGO]

Value Line Emerging Opportunities Fund, Inc.

                                                      To Our Value Line Emerging
--------------------------------------------------------------------------------

To Our Shareholders:

We are pleased to report that the Value Line Emerging Opportunities Fund earned a total return of 8.15% for the fiscal year ending March 31, 2005. This compared with a total return of 5.41% for the Russell 2000(1), an index of U.S. small-capitalization stocks, and a total return of 1.43%(2) for the Lipper Small-Cap Growth Funds Index. For the five years ended March 31, 2005, the Fund earned an annualized total return of 4.14%, versus 4.01% for the Russell 2000 and a loss of 5.71% for the Lipper index; and for ten years, the Fund earned an annualized 13.96%, versus 10.43% for the Russell 2000 and 9.14% for the Lipper index.

We attribute the Fund's success to our disciplined investment management approach. Our stock selection process emphasizes those issues with strong earnings momentum and strong stock price momentum, relative to other issues.

Just as important, we play defense as well as offense -- holdings that are losing momentum are targets to be quickly sold. With approximately 475 holdings, we do not fall in love with any particular stock. Each stock must continue to prove itself in order to remain in the portfolio. The great majority of the Fund's holdings can boast not only superior short-term price momentum, but also a many-year record of both solid earnings advancement and a consistently rising stock price. This can truly be considered a portfolio of growth stocks.

Your Fund's holdings are diversified across many different sectors. Top sectors represented are consumer (non-cyclical, cyclical), industrial and financial. No single stockholding represents as much as 1/2 of 1% of total assets. Keep in mind that there are risks associated with investing in small-cap stocks, such as increased volatility and illiquidity.

--------------------------------------------------------------------------------
(1) The Russell 2000 Index is representative of the smaller capitalization stocks traded in the United States. This is an unmanaged index and does not reflect charges, expenses, or taxes, and it is not possible to invest in this Index.

(2) The Lipper Small-Cap Growth Funds Index is a composite of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P Small-Cap 600 Index.

(3) The performance data quoted represents past performance, which is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Call 1-800-243-2729 to obtain performance data current to the most recent month-end. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. There are additional risks associated with investing in small-cap investments such as increased volatility, illiquidity, and business risks.

--------------------------------------------------------------------------------
2

                                    Value Line Emerging Opportunities Fund, Inc.

Opportunities Fund Shareholders
--------------------------------------------------------------------------------

Discount broker Charles Schwab continues to include your Fund on its Select List of favored funds, one of only a handful of small-cap growth funds on the list. In addition, the American Association of Individual Investors has named the Fund one of the top 50(3) performers among funds of all types that meet its standards for the ten years ending December 31, 2004. According to Morningstar, a mutual fund advisory service, in its report dated August 18, 2004, "This fund has put together a great record since manager Steve Grant took over in 1998."

We believe our investment disciplines will continue to serve the Fund well. Thank you for investing with us.

                                Sincerely,

                                /s/ Jean Bernhard Buttner

                                Jean Bernhard Buttner
                                Chairman and President
May 10, 2005


Economic Observations

The mature business expansion is now moving along at a more deliberate 3.0%-3.5% pace, a level of activity that is being sustained by a resilient housing market, stable levels of consumer spending, and a satisfactory rate of manufacturing improvement. Recent trends, moreover, suggest that the several-year-long business expansion may continue through next year, with gross domestic product growth averaging 3%, or so.

Helping to sustain this moderate expansion are likely to be relatively stable levels of activity in the housing, retail, manufacturing, and service sectors. Such growth, however, may well be accompanied by some pickup in inflation. For now, we do not expect the prospective rise in pricing pressure to be dramatic or to threaten the continuation of the economic upturn.

The wild card in the equation, and the reason that we are not likely to see a materially higher level of business growth, is the high price of oil. Should that key commodity not stabilize in price, as we now expect it will, the sustainability of the business expansion, as well as the prolonged period of comparative price stability, would be threatened.

The steady, but modest, pace of GDP growth and the accompanying moderate inflation could have positive ramifications, as this combination may allow the Federal Reserve to continue pursuing a measured monetary tightening course over the next few months. Our feeling is that the Fed will increase interest rates sufficiently to keep inflation subdued, but will not raise them aggressively enough to derail the economic up cycle.

--------------------------------------------------------------------------------

Value Line Emerging Opportunities Fund, Inc.

--------------------------------------------------------------------------------

FUND EXPENSES:

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2004 through March 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses in the table are meant to highlight your ongoing costs and will not help you determine the relative cost of owning different funds.

                                                                                         Expenses*
                                                                                        paid during
                                                        Beginning         Ending          period
                                                         account          account         10/1/04
                                                          value            value           thru
                                                         10/1/04          3/31/05         3/31/05
                                                     --------------   --------------   ------------
Actual ...........................................     $ 1,000.00       $ 1,094.80        $ 5.85
Hypothetical (5% return before expenses) .........     $ 1,000.00       $ 1,019.35        $ 5.64

--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 1.12% multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half period.

--------------------------------------------------------------------------------
4

                                    Value Line Emerging Opportunities Fund, Inc.

--------------------------------------------------------------------------------

The following graph compares the performance of the Value Line Emerging Opportunities Fund, Inc. to that of the Russell 2000 Stock Index. The Value Line Emerging Opportunities Fund, Inc. is a professionally managed mutual fund, while the Index is not available for investment and is unmanaged. The returns for the Index do not reflect charges, expenses or taxes. The comparison is shown for illustrative purposes only.

           Comparison of the Change in Value of a $10,000 Investment
              in the Value Line Emerging Opportunities Fund, Inc.
                      and the Russell 2000 Stock Index**

  [The following data represents the chart depicted in the printed material.]

                               $ Value                  $ Value
                          Value Line Emerging         Russell 2000
     Date                  Opportunities Fund         Stock Index
     ----                  ------------------         -----------
     3/31/1995                   10,000                  10,000
     6/30/1995                   10,714                  10,937
     9/30/1995                   12,271                  12,018
    12/31/1995                   11,720                  12,278
     3/31/1996                   12,358                  12,905
     6/30/1996                   12,685                  13,550
     9/30/1996                   13,192                  13,596
    12/31/1996                   12,934                  14,303
     3/31/1997                   12,102                  13,564
     6/30/1997                   14,213                  15,763
     9/30/1997                   16,735                  18,108
    12/31/1997                   14,426                  17,502
     3/31/1998                   15,430                  19,263
     6/30/1998                   14,461                  18,365
     9/30/1998                   11,679                  14,665
    12/31/1998                   15,091                  17,057
     3/31/1999                   15,585                  16,131
     6/30/1999                   18,022                  18,640
     9/30/1999                   18,505                  17,461
    12/31/1999                   25,749                  20,682
     3/31/2000                   30,172                  22,147
     6/30/2000                   29,483                  21,310
     9/30/2000                   31,018                  21,546
    12/31/2000                   27,183                  20,057
     3/31/2001                   23,575                  18,753
     6/30/2001                   27,862                  21,432
     9/30/2001                   24,452                  16,976
    12/31/2001                   28,228                  20,556
     3/31/2002                   28,655                  21,375
     6/30/2002                   27,972                  19,590
     9/30/2002                   24,090                  15,397
    12/31/2002                   24,230                  16,345
     3/31/2003                   23,771                  15,611
     6/30/2003                   27,274                  19,268
     9/30/2003                   29,355                  21,017
    12/31/2003                   32,384                  24,069
     3/31/2004                   34,178                  25,576
     6/30/2004                   34,422                  25,697
     9/30/2004                   33,762                  24,962
    12/31/2004                   37,781                  28,481
     3/31/2005                   36,949                  26,960

                  (Period covered is from 4/1/95 to 3/31/2005)

Performance Data:*

                                           Average Annual
                                            Total Return
                                          ---------------
 1 year ended March 31, 2005 ..........         +8.15%
 5 years ended March 31, 2005 .........         +4.14%
10 years ended March 31, 2005 .........        +13.96%

--------------------------------------------------------------------------------
* The performance data quoted represent past performance and are no guarantee of future performance. The average annual total return and growth of an assumed investment of $10,000 include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Call 1-800-243-2729 to obtain performance data current to the most recent month-end.

** The Russell 2000 Stock Index is an unmanaged index that is representative of the smaller capitalization stocks traded in the United States. The presentation includes reinvested dividends. The return for the index does not reflect expenses which are deducted from the fund's returns.

--------------------------------------------------------------------------------

Value Line Emerging Opportunities Fund, Inc.

Portfolio Highlights at March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

Ten Largest Holdings

                                                                          Percentage of
Issue                                         Shares         Value         Net Assets
---------------------------------------------------------------------------------------
Comtech Telecommunications Corp. .........   28,700      $ 1,495,270           0.4%
Frontier Oil Corp. .......................   41,200        1,493,912           0.4%
United Defense Industries, Inc. ..........   19,800        1,453,716           0.4%
Hansen Natural Corp. .....................   24,000        1,441,680           0.4%
Southwestern Energy Co. ..................   25,000        1,419,000           0.4%
Chattem, Inc. ............................   31,700        1,409,699           0.3%
Boyd Gaming Corp. ........................   27,000        1,408,050           0.3%
Cleveland-Cliffs, Inc. ...................   19,200        1,399,104           0.3%
Psychiatric Solutions, Inc. ..............   30,000        1,380,000           0.3%
Matria Healthcare, Inc. ..................   44,600        1,369,666           0.3%

--------------------------------------------------------------------------------
Asset Allocation -- Percentage of Net Assets

 [The following data represents the pie chart depicted in the printed material.]

Cash & Other     9.2%
Stocks          90.8%

--------------------------------------------------------------------------------
Equity Sector Weightings -- Percentage of Total Investment Securities

[The following data represents the bar chart depicted in the printed material.]


Consumer, Non-cyclical          21.7%
Consumer, Cyclical              20.0%
Industrial                      18.5%
Financial                       15.3%
Communications                   7.1%
Energy                           6.5%
Technology                       5.9%
Basic Materials                  2.8%
Utilities                        2.1%
Diversified                      0.1%

--------------------------------------------------------------------------------
6

                                    Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments                                           March 31, 2005
--------------------------------------------------------------------------------

   Shares                                                             Value
-------------------------------------------------------------------------------
COMMON STOCKS (90.8%)

                 ADVERTISING (0.8%)
      32,800     ADVO, Inc. ..................................     $  1,228,360
      32,850     Harte-Hanks, Inc. ...........................          905,346
      17,500     R.H. Donnelley Corp.* .......................        1,016,575
                                                                   ------------
                                                                      3,150,281

                 AEROSPACE/DEFENSE (2.4%)
      18,700     Armor Holdings, Inc.* .......................          693,583
      28,350     Ceradyne, Inc.* .............................          634,189
      40,000     EDO Corp. ...................................        1,202,000
      14,575     Engineered Support Systems, Inc. ............          780,054
      18,900     Esterline Technologies Corp.* ...............          652,995
      32,000     Innovative Solutions &
                   Support, Inc.* ............................        1,016,000
      23,150     Moog, Inc. Class "A"* .......................        1,046,380
      12,400     Precision Castparts Corp. ...................          954,924
      37,200     Teledyne Technologies, Inc.* ................        1,164,360
      19,800     United Defense Industries, Inc. .............        1,453,716
      11,700     United Industrial Corp. .....................          346,554
                                                                   ------------
                                                                      9,944,755
                 AIR TRANSPORT (0.5%)
      30,400     EGL, Inc.* ..................................          693,120
       9,200     U.S. Xpress Enterprises, Inc.
                   Class "A"* ................................          150,420
      16,200     UTI Worldwide, Inc. .........................        1,125,090
                                                                   ------------
                                                                      1,968,630
                 APPAREL (0.7%)
      14,500     Columbia Sportswear Co.* ....................          771,835
      36,000     Jos. A. Bank Clothiers, Inc.* ...............        1,054,800
      43,000     Phillips-Van Heusen Corp. ...................        1,145,520
                                                                   ------------
                                                                      2,972,155
                 AUTO & TRUCK (0.5%)
      19,100     A.S.V., Inc.* ...............................          757,219
      15,000     Oshkosh Truck Corp. .........................        1,229,850
                                                                   ------------
                                                                      1,987,069
                 AUTO PARTS (0.4%)
      16,600     Autoliv, Inc. ...............................          790,990
      20,500     BorgWarner, Inc. ............................          997,940
                                                                   ------------
                                                                      1,788,930
                 BANK (4.7%)
       9,300     Alabama National
                   BanCorporation ............................          575,577
      28,400     BancorpSouth, Inc. ..........................          586,176
      16,500     Bank of Hawaii Corp. ........................          746,790
      15,300     BankUnited Financial Corp.
                   Class "A" .................................          410,958
      21,000     Cathay General Bancorp ......................          661,500
      26,200     Central Pacific Financial Corp. .............          881,630
      14,000     City National Corp. .........................          977,480
       4,000     Colonial BancGroup, Inc. (The) ..............           82,080
      15,300     Cullen/Frost Bankers, Inc. ..................          690,795
      23,400     East West Bancorp, Inc. .....................          863,928
       2,250     F.N.B. Corp.* ...............................           43,087
       9,500     First Community Bancorp .....................          420,850
       2,000     First Citizens BancShares, Inc.
                   Class "A" .................................          292,760
      38,062     Fulton Financial Corp. ......................          829,371
      54,800     Hanmi Financial Corp. .......................          906,940
       8,200     MAF Bancorp, Inc. ...........................          340,628
      17,350     MB Financial, Inc.* .........................          664,505
      14,100     NBT Bancorp, Inc. ...........................          315,981
      18,000     Pacific Capital Bancorp* ....................          536,040
      18,600     Popular, Inc. ...............................          452,352
      30,600     PrivateBancorp, Inc. ........................          961,146
      21,400     R&G Financial Corp. Class "B" ...............          667,038
      53,492     Republic Bancorp, Inc. ......................          724,282
      12,300     S&T Bancorp, Inc. ...........................          435,420
      16,300     South Financial Group, Inc. (The) ...........          497,802
      13,180     Texas Regional Bancshares, Inc.
                   Class "A" .................................          396,850
      15,800     TrustCo Bank Corp NY ........................          181,542
      20,200     UCBH Holdings, Inc. .........................          805,980
      33,200     Umpqua Holdings Corp. .......................          775,220
      28,666     Valley National Bancorp .....................          739,009
       9,000     Washington Trust Bancorp, Inc. ..............          247,320
      14,400     Westamerica Bancorporation ..................          745,488
      11,600     Whitney Holding Corp. .......................          516,316
      15,200     Wilshire Bancorp, Inc. ......................          198,208
                                                                   ------------
                                                                     19,171,049

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

   Shares                                                             Value
-------------------------------------------------------------------------------
                 BANK -- MIDWEST (1.0%)
      13,500     Associated Banc-Corp ........................     $    421,605
      20,800     Bank of the Ozarks, Inc. ....................          660,400
       8,553     BOK Financial Corp. .........................          347,936
      12,375     Commerce Bancshares, Inc. ...................          596,475
       5,937     First Financial Bankshares, Inc. ............          264,968
      22,950     First Midwest Bancorp, Inc. .................          745,416
      12,175     Glacier Bancorp, Inc. .......................          371,338
      11,000     Hancock Holding Co. .........................          357,500
       5,000     IBERIABANK Corp. ............................          281,300
                                                                   ------------
                                                                      4,046,938
                 BEVERAGE -- ALCOHOLIC (0.6%)
      33,750     Central European Distribution
                   Corp.* ....................................        1,123,537
      27,000     Silicon Valley Bancshares* ..................        1,189,620
                                                                   ------------
                                                                      2,313,157
                 BEVERAGE -- SOFT DRINK (0.4%)
      24,000     Hansen Natural Corp.* .......................        1,441,680

                 BIOTECHNOLOGY (0.5%)
      20,000     Gen-Probe, Inc.* ............................          891,200
      11,000     Medicines Co. (The)* ........................          249,260
      22,700     United Therapeutics Corp.* ..................        1,037,277
                                                                   ------------
                                                                      2,177,737
                 BUILDING MATERIALS (2.0%)
      39,000     Aleris International, Inc.* .................          973,050
       4,900     Drew Industries, Inc.* ......................          184,485
       7,300     Eagle Materials, Inc. .......................          590,862
      27,000     ElkCorp .....................................        1,038,420
      14,500     Genlyte Group, Inc. (The) * .................        1,304,565
       8,100     Jacobs Engineering Group, Inc.* .............          420,552
      28,100     NCI Building Systems, Inc.* .................        1,084,660
      27,200     Simpson Manufacturing
                   Company, Inc. .............................          840,480
      13,900     Trex Company, Inc.* .........................          617,299
      30,100     Watsco, Inc. ................................        1,267,210
                                                                   ------------
                                                                      8,321,583
                 CANADIAN ENERGY (0.4%)
       9,300     EnCana Corp .................................          654,906
      18,100     NOVA Chemicals Corp. ........................          777,395
                                                                   ------------
                                                                      1,432,301
                 CEMENT & AGGREGATES (0.3%)
      18,200     Florida Rock Industries, Inc. ...............        1,070,524

                 CHEMICAL -- DIVERSIFIED (1.0%)
      22,800     Albemarle Corp. .............................          829,008
      36,200     Brady Corp. Class "A" .......................        1,171,070
      17,000     Chemed Corp. ................................        1,300,160
      15,500     Cytec Industries, Inc. ......................          840,875
                                                                   ------------
                                                                      4,141,113
                 CHEMICAL -- SPECIALITY (0.8%)
      35,700     Airgas, Inc. ................................          852,873
      20,000     Braskem S.A. (ADR) ..........................          810,000
      12,400     Ecolab, Inc. ................................          409,820
       8,000     Praxair, Inc. ...............................          382,880
      17,300     Valspar Corp. (The) .........................          805,142
                                                                   ------------
                                                                      3,260,715
                 COAL (0.9%)
      36,600     Joy Global, Inc. ............................        1,283,196
      16,300     Minerals Technologies, Inc. .................        1,072,214
      26,000     Peabody Energy Corp. ........................        1,205,360
                                                                   ------------
                                                                      3,560,770
                 COMPUTER & PERIPHERALS (0.8%)
      45,000     M-Systems Flash Disk
                   Pioneers Ltd.* ............................          991,800
      34,800     MICROS Systems, Inc.* .......................        1,277,508
      12,100     ScanSource, Inc.* ...........................          627,143
      17,000     Synaptics, Inc.* ............................          394,400
                                                                   ------------
                                                                      3,290,851

See Notes to Financial Statements.
--------------------------------------------------------------------------------
8

                                    Value Line Emerging Opportunities Fund, Inc.

                                                                  March 31, 2005
--------------------------------------------------------------------------------

   Shares                                                             Value
-------------------------------------------------------------------------------
                 COMPUTER SOFTWARE & SERVICES (3.5%)
      28,000     Aladdin Knowledge Systems* ..................     $    636,440
      31,000     ANSYS, Inc.* ................................        1,060,510
      21,200     Anteon International Corp.* .................          825,316
      14,600     CACI International, Inc. Class "A"* .........          806,358
      27,600     Cognizant Technology Solutions
                   Corp. Class "A"* ..........................        1,275,120
      22,500     Cognos, Inc.* ...............................          943,650
      25,600     Digital River, Inc.* ........................          797,696
      23,800     Equinix, Inc.* ..............................        1,007,692
      46,400     Euronet Worldwide, Inc.* ....................        1,324,720
      15,000     Hyperion Solutions Corp.* ...................          661,650
      26,500     Intergraph Corp.* ...........................          763,465
      33,000     Macromedia, Inc.* ...........................        1,105,500
      18,000     MicroStrategy, Inc. Class "A"* ..............          976,860
      16,500     SRA International, Inc. Class "A"* ..........          994,125
      16,950     SS&C Technologies, Inc. .....................          386,460
      21,500     Verint Systems, Inc.* .......................          751,210
                                                                   ------------
                                                                     14,316,772
                 DIVERSIFIED COMPANIES (1.8%)
      27,800     Acuity Brands, Inc. .........................          750,600
      26,400     AMETEK, Inc. ................................        1,062,600
      23,000     Brink's Co. (The) ...........................          795,800
      18,900     EnPro Industries, Inc.* .....................          519,750
      14,500     ESCO Technologies, Inc. .....................        1,165,075
      38,500     Griffon Corp.* ..............................          824,285
      22,900     Matthews International Corp.
                   Class "A" .................................          750,204
      21,400     Pentair, Inc. ...............................          834,600
      22,700     Taubman Centers, Inc. .......................          629,698
                                                                   ------------
                                                                      7,332,612
                 DRUG (1.6%)
      36,200     Able Laboratories, Inc.* ....................          849,252
      44,400     Bone Care International, Inc.* ..............        1,151,736
      22,200     Covance, Inc.* ..............................        1,056,942
      58,000     Encysive Pharmaceuticals, Inc.* .............          592,760
      38,525     Immucor, Inc.* ..............................        1,163,070
      25,000     MGI Pharma, Inc.* ...........................          631,750
      25,500     USANA Health Sciences, Inc.* ................        1,206,150
                                                                   ------------
                                                                      6,651,660
                 E-COMMERCE (0.6%)
      45,000     DiamondCluster International, Inc.* .........          724,500
      83,000     TIBCO Software, Inc.* .......................          618,350
      20,000     Websense, Inc.* .............................        1,076,000
                                                                   ------------
                                                                      2,418,850
                 EDUCATIONAL SERVICES (0.4%)
      32,600     Bright Horizons Family
                   Solutions, Inc.* ..........................        1,099,924
       9,200     Education Management Corp.* .................          257,140
       3,700     Strayer Education, Inc. .....................          419,284
                                                                   ------------
                                                                      1,776,348
                 ELECTRICAL EQUIPMENT (1.5%)
      30,800     FLIR Systems, Inc.* .........................          933,240
      28,600     Rayovac Corp.* ..............................        1,189,760
      17,500     Rockwell Automation, Inc. ...................          991,200
      26,000     Thomas & Betts Corp.* .......................          839,800
      34,300     Trimble Navigation Ltd.* ....................        1,159,683
      39,900     WESCO International, Inc.* ..................        1,117,200
                                                                   ------------
                                                                      6,230,883
                 ELECTRICAL UTILITY -- CENTRAL (0.0%)
       3,000     WPS Resources Corp. .........................          158,760

                 ELECTRONICS (1.1%)
      16,000     Amphenol Corp. Class "A" ....................          592,640
       5,500     Diodes, Inc.* ...............................          149,215
      10,400     Harman International
                   Industries, Inc. ..........................          919,984
      13,400     Harris Corp. ................................          437,510
      25,000     Intermagnetics General Corp.* ...............          608,500
      38,000     Paxar Corp.* ................................          810,920
      16,000     Plantronics, Inc. ...........................          609,280
      29,300     Sonic Solutions* ............................          440,965
                                                                   ------------
                                                                      4,569,014
                 ENTERTAINMENT (0.3%)
      18,000     Central European Media
                   Enterprises Ltd. Class "A"* ...............          890,280
      11,000     RC2 Corp.* ..................................          374,000
                                                                   ------------
                                                                      1,264,280

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

   Shares                                                             Value
-------------------------------------------------------------------------------
                 ENTERTAINMENT TECHNOLOGY (0.5%)
      15,100     Avid Technology, Inc.* ......................     $    817,212
      44,600     Scientific Games Corp.
                   Class "A"* ................................        1,019,110
                                                                   ------------
                                                                      1,836,322
                 ENVIRONMENTAL (0.1%)
      15,000     Republic Services, Inc. .....................          502,200

                 FINANCIAL SERVICES -- DIVERSIFIED (2.1%)
      21,000     Accredited Home Lenders
                   Holding Co.* ..............................          760,830
      31,200     Cash America International, Inc.* ...........          684,216
      16,900     Commerce Group, Inc. (The) ..................        1,047,462
      26,900     Financial Federal Corp. .....................          951,453
      26,250     First Cash Financial Services, Inc.* ........          555,713
      19,000     Global Payments, Inc. .......................        1,225,310
       6,600     IndyMac Bancorp, Inc. .......................          224,400
      20,800     Investors Financial Services Corp. ..........        1,017,328
      25,600     ProAssurance Corp.* .........................        1,011,200
       4,300     Resource America, Inc. Class "A" ............          150,694
       7,600     Triad Guaranty, Inc.* .......................          399,836
      14,400     Wintrust Financial Corp. ....................          678,096
                                                                   ------------
                                                                      8,706,538
                 FOOD PROCESSING (1.4%)
      18,000     Bunge Ltd. ..................................          969,840
      11,850     Dean Foods Co.* .............................          406,455
      30,000     Flowers Foods, Inc. .........................          846,300
      16,000     Fresh Del Monte Produce, Inc. ...............          488,320
      18,000     McCormick & Company, Inc. ...................          619,740
      27,900     Ralcorp Holdings, Inc. ......................        1,321,065
       7,400     Smucker (J.M.) Co. (The) ....................          372,220
      30,600     United Natural Foods, Inc.* .................          876,078
                                                                   ------------
                                                                      5,900,018
                 FURNITURE/HOME FURNISHINGS (0.1%)
       9,700     HNI Corp. ...................................          436,015

                 HEALTHCARE INFORMATION SYSTEMS (0.2%)
      21,000     Molina Healthcare, Inc.* ....................          967,890

                 HOME APPLIANCE (0.3%)
      13,500     Toro Co. (The) ..............................        1,194,750

                 HOMEBUILDING (0.1%)
      12,000     WCI Communities, Inc.* ......................          360,960

                 HOTEL/GAMING (2.3%)
      23,000     Ameristar Casinos, Inc. .....................        1,257,640
      27,000     Boyd Gaming Corp. ...........................        1,408,050
      21,200     Choice Hotels International, Inc. ...........        1,313,340
      28,700     Gaylord Entertainment Co.* ..................        1,159,480
      16,900     Kerzner International Ltd.* .................        1,034,787
      43,000     Penn National Gaming, Inc.* .................        1,263,340
      17,800     Station Casinos, Inc. .......................        1,202,390
      28,800     WMS Industries, Inc.* .......................          811,008
                                                                   ------------
                                                                      9,450,035
                 HOUSEHOLD PRODUCTS (0.9%)
      30,400     Church & Dwight Company, Inc. ...............        1,078,288
       9,600     Energizer Holdings, Inc.* ...................          574,080
      12,200     Scotts Miracle-Gro Co. (The)
                   Class "A"* ................................          856,806
      31,200     Yankee Candle Company,
                   Inc. (The) ................................          989,040
                                                                   ------------
                                                                      3,498,214
                 HUMAN RESOURCES (0.5%)
      18,400     Gevity HR, Inc. .............................          351,808
      50,200     Korn/Ferry International* ...................          955,306
      41,600     Resources Connection, Inc.* .................          870,688
                                                                   ------------
                                                                      2,177,802
                 INDUSTRIAL SERVICES (2.0%)
      45,100     Aaron Rents, Inc. ...........................          902,000
       9,800     C.H. Robinson Worldwide, Inc. ...............          504,994
      34,500     Catalina Marketing Corp. ....................          893,550
      24,100     Charles River Associates, Inc.* .............        1,189,335
      14,700     Expeditors International of
                   Washington, Inc. ..........................          787,185
      53,400     HealthExtras, Inc.* .........................          889,110
      48,500     Navigant Consulting, Inc.* ..................        1,320,655
      38,100     Rollins, Inc. ...............................          708,660
       7,000     UNOVA, Inc.* ................................          144,550
      27,700     World Fuel Services Corp. ...................          872,550
                                                                   ------------
                                                                      8,212,589

See Notes to Financial Statements.
--------------------------------------------------------------------------------
10

                                    Value Line Emerging Opportunities Fund, Inc.

                                                                  March 31, 2005
--------------------------------------------------------------------------------

   Shares                                                             Value
-------------------------------------------------------------------------------
                 INFORMATION SERVICES (0.7%)
      18,000     Alliance Data Systems Corp.* ................     $    727,200
       8,300     Arbitron, Inc. ..............................          356,070
      15,000     Corporate Executive Board
                   Co. (The) .................................          959,250
      25,050     FactSet Research Systems, Inc. ..............          826,900
                                                                   ------------
                                                                      2,869,420
                 INSURANCE -- LIFE (0.2%)
      18,600     Delphi Financial Group, Inc.
                   Class "A" .................................          799,800

                 INSURANCE -- PROPERTY/CASUALTY (2.2%)
       2,500     Arch Capital Group Ltd.* ....................          100,100
      14,700     Berkley Corp. (W. R.) .......................          729,120
       4,300     Everest Re Group Ltd. .......................          365,973
      18,661     Fidelity National Financial, Inc. ...........          614,693
      18,900     HCC Insurance Holdings, Inc. ................          683,424
       5,700     Infinity Property & Casualty Corp. ..........          178,182
      10,500     IPC Holdings Ltd. ...........................          412,440
      14,700     Mercury General Corp. .......................          812,322
       7,200     Midland Co. (The) ...........................          226,872
      26,100     Odyssey Re Holdings Corp. ...................          653,544
      15,700     Philadelphia Consolidated
                   Holding Corp.* ............................        1,217,221
      20,300     RLI Corp. ...................................          841,435
      18,000     Selective Insurance Group, Inc. .............          832,140
       3,900     State Auto Financial Corp. ..................          103,818
      25,400     Zenith National Insurance Corp. .............        1,317,244
                                                                   ------------
                                                                      9,088,528
                 INTERNET (0.9%)
      22,000     F5 Networks, Inc. * .........................        1,110,780
      13,000     InfoSpace, Inc.* ............................          530,790
      23,500     j2 Global Communications, Inc.* .............          806,285
      78,000     Opsware, Inc.* ..............................          402,480
      67,000     ValueClick, Inc.* ...........................          710,870
                                                                   ------------
                                                                      3,561,205
                 MACHINERY (2.3%)
      19,700     Actuant Corp. Class "A"* ....................          884,924
      34,500     Applied Industrial Technologies, Inc. .......          938,400
       5,600     CryptoLogic, Inc. ...........................          173,488
       1,400     Curtiss-Wright Corp. ........................           79,800
      14,000     Donaldson Company, Inc. .....................          451,920
      27,500     Gardner Denver, Inc.* .......................        1,086,525
      24,850     Graco, Inc. .................................        1,002,946
      29,200     IDEX Corp. ..................................        1,178,220
       1,100     JLG Industries, Inc. ........................           23,705
      10,300     Middleby Corp. (The) ........................          508,820
       3,100     Mine Safety Appliances Co. ..................          120,094
      24,900     MSC Industrial Direct Co. ...................          760,944
      13,600     Roper Industries, Inc. ......................          890,800
      36,800     Watts Water Technologies, Inc.
                   Class "A" .................................        1,200,048
                                                                   ------------
                                                                      9,300,634
                 MANUFACTURED HOUSING/RECREATIONAL
                   VEHICLE (0.4%)
      28,400     Thor Industries, Inc. .......................          849,444
      29,400     Winnebago Industries, Inc. ..................          929,040
                                                                   ------------
                                                                      1,778,484
                 MARITIME (0.3%)
      23,500     Kirby Corp.* ................................          987,705

                 MEDICAL SERVICES (5.8%)
      82,000     Allscripts Heathcare
                   Solutions, Inc.* ..........................        1,172,600
      24,600     Amedisys, Inc.* .............................          744,150
      25,800     American Healthways, Inc.* ..................          851,916
      43,200     American Medical Systems
                   Holdings, Inc.* ...........................          742,176
       8,000     AMERIGROUP Corp.* ...........................          292,480
      37,200     Centene Corp.* ..............................        1,115,628
      10,800     Coventry Health Care, Inc.* .................          735,912
      19,050     DaVita, Inc.* ...............................          797,242
      30,200     Genesis HealthCare Corp.* ...................        1,295,278
      26,800     Gentiva Health Services, Inc.* ..............          433,624
      30,500     Haemonetics Corp.* ..........................        1,285,880
      10,000     I-Flow Corp.* ...............................          158,300
      38,000     Kindred Healthcare, Inc.* ...................        1,333,800
      27,700     LabOne, Inc.* ...............................          955,096
      38,900     LCA-Vision, Inc. ............................        1,295,370
      44,600     Matria Healthcare, Inc.* ....................        1,369,666
      15,000     NeighborCare, Inc. ..........................          438,750

                                              See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

   Shares                                                             Value
-------------------------------------------------------------------------------
      30,000     Psychiatric Solutions, Inc.* ................     $  1,380,000
      25,100     Renal Care Group, Inc.* .....................          952,294
      27,800     SFBC International, Inc.* ...................          979,672
      20,600     Sierra Health Services, Inc. ................        1,315,104
      60,000     TLC Vision Corp.* ...........................          568,200
      28,200     United Surgical Partners
                   International, Inc.* ......................        1,290,714
      48,700     Ventiv Health, Inc. .........................        1,120,100
      13,400     WellChoice, Inc.* ...........................          714,354
       3,947     WellPoint Health Networks, Inc.* ............          494,756
                                                                   ------------
                                                                     23,833,062
                 MEDICAL SUPPLIES (4.3%)
      25,600     Advanced Medical Optics, Inc.* ..............          926,976
      31,400     ArthroCare Corp.* ...........................          894,900
      12,600     Bard (C.R.), Inc. ...........................          857,808
      29,250     Cantel Medical Corp.* .......................          847,080
      10,368     Charles River Laboratories
                   International, Inc.* ......................          487,711
      12,400     Connetics Corp.* ............................          313,596
      13,900     Cooper Companies, Inc. (The) ................        1,013,310
      10,000     Cytyc Corp.* ................................          230,100
      16,500     Dade Behring Holdings, Inc.* ................          972,345
       5,500     DENTSPLY International, Inc. ................          299,255
       9,700     Edwards Lifesciences Corp.* .................          419,234
      12,300     Fisher Scientific International, Inc.* ......          700,116
      13,650     INAMED Corp.* ...............................          953,862
      21,400     Integra LifeSciences Holdings* ..............          753,708
      27,400     Intuitive Surgical, Inc.* ...................        1,245,878
       7,000     Kinetic Concepts, Inc.* .....................          417,550
      29,500     Mentor Corp. ................................          946,950
      44,000     Palomar Medical Technologies, Inc.* .........        1,186,680
      23,600     PolyMedica Corp. ............................          749,536
      13,400     Respironics, Inc.* ..........................          780,818
      29,400     Sybron Dental Specialties, Inc.* ............        1,055,460
       4,200     Varian Medical Systems, Inc.* ...............          143,976
      34,600     Ventana Medical Systems, Inc.* ..............        1,296,116
                                                                   ------------
                                                                     17,492,965
                 METAL FABRICATING (0.1%)
      10,500     Chicago Bridge & Iron Co. N.V ...............          462,315
       4,000     Metal Management, Inc. ......................          102,720
                                                                   ------------
                                                                        565,035
                 METALS & MINING DIVERSIFIED (0.2%)
      39,000     Allegheny Technologies, Inc. ................          940,290
       2,300     RTI International Metals, Inc.* .............           53,820
                                                                   ------------
                                                                        994,110
                 NATURAL GAS -- DISTRIBUTION (1.3%)
      31,200     AGL Resources, Inc. .........................        1,089,816
      32,000     Northwest Natural Gas Co. ...................        1,157,440
      17,500     South Jersey Industries, Inc. ...............          987,000
      42,000     Southern Union Co. ..........................        1,054,620
      25,850     UGI Corp. ...................................        1,174,107
                                                                   ------------
                                                                      5,462,983
                 NATURAL GAS -- DIVERSIFIED (1.4%)
      17,000     Energen Corp. ...............................        1,132,200
      13,700     Equitable Resources, Inc. ...................          786,928
       2,300     Hologic, Inc.* ..............................           73,313
      23,500     Patina Oil & Gas Corp. ......................          940,000
      10,900     Penn Virginia Corp. .........................          500,310
      25,000     Southwestern Energy Co.* ....................        1,419,000
      27,776     XTO Energy, Inc. ............................          912,164
                                                                   ------------
                                                                      5,763,915
                 NEWSPAPER (0.5%)
      18,000     Harsco Corp. ................................        1,072,980
      14,700     Lee Enterprises, Inc. .......................          637,980
       2,400     McClatchy Co. Class "A" .....................          177,984
                                                                   ------------
                                                                      1,888,944
                 OFFICE EQUIPMENT & SUPPLIES (0.2%)
      13,000     Global Imaging Systems, Inc.* ...............          460,980
      12,000     Staples, Inc. ...............................          377,160
                                                                   ------------
                                                                        838,140

                                              See Notes to Financial Statements.
--------------------------------------------------------------------------------
12

                                    Value Line Emerging Opportunities Fund, Inc.

                                                                  March 31, 2005
--------------------------------------------------------------------------------

   Shares                                                             Value
-------------------------------------------------------------------------------
                 OILFIELD SERVICES/EQUIPMENT (1.3%)
      22,200     Cal Dive International, Inc.* ...............     $  1,005,660
       9,200     CARBO Ceramics, Inc. ........................          645,380
      23,400     FMC Technologies, Inc.* .....................          776,412
      19,200     Hydril* .....................................        1,121,472
      42,700     Oil States International, Inc.* .............          877,485
      12,800     Teekay Shipping Corp. .......................          575,360
       4,000     TETRA Technologies, Inc.* ...................          113,760
                                                                   ------------
                                                                      5,115,529
                 OTHER (0.1%)
       3,700     Hub Group, Inc. Class "A"* ..................          231,879

                 PACKAGING & CONTAINER (1.3%)
      18,100     AptarGroup, Inc. ............................          940,838
      18,600     Ball Corp. ..................................          771,528
      22,600     CLARCOR, Inc. ...............................        1,174,296
      26,400     Jarden Corp.* ...............................        1,211,232
      18,300     Silgan Holdings, Inc. .......................        1,189,134
                                                                   ------------
                                                                      5,287,028
                 PETROLEUM -- INTEGRATED (1.3%)
      36,200     Denbury Resources, Inc.* ....................        1,275,326
      41,200     Frontier Oil Corp. ..........................        1,493,912
      14,300     Giant Industries, Inc.* .....................          367,510
      10,000     Holly Corp. .................................          372,700
       7,000     Murphy Oil Corp. ............................          691,110
      17,000     Premcor, Inc. ...............................        1,014,560
                                                                   ------------
                                                                      5,215,118
                 PETROLEUM -- PRODUCING (1.9%)
      24,100     Berry Petroleum Co. Class "A" ...............        1,239,945
      46,000     Chesapeake Energy Corp. .....................        1,009,240
      25,600     Cimarex Energy Co.* .........................          998,400
      31,000     Comstock Resources, Inc.* ...................          890,940
       6,000     Encore Acquisition Co.* .....................          247,800
      50,800     Range Resources Corp. .......................        1,186,688
      17,500     Suncor Energy, Inc. .........................          703,675
      21,300     Ultra Petroleum Corp.* ......................        1,082,040
       5,000     Whiting Petroleum Corp.* ....................          203,900
                                                                   ------------
                                                                      7,562,628
                 PHARMACY SERVICES (0.1%)
      12,577     Caremark Rx, Inc.* ..........................          500,313

                 POWER INDUSTRY (0.1%)
      15,000     Headwaters, Inc.* ...........................          492,300

                 PRECISION INSTRUMENT (0.7%)
      18,100     Dionex Corp.* ...............................          986,450
      21,500     Kronos, Inc.* ...............................        1,098,865
      29,700     MTS Systems Corp. ...........................          862,191
                                                                   ------------
                                                                      2,947,506
                 PUBLISHING (0.5%)
      23,000     Banta Corp. .................................          984,400
      28,000     John Wiley & Sons, Inc.
                   Class "A"* ................................          987,000
                                                                   ------------
                                                                      1,971,400
                 R.E.I.T. (1.3%)
      27,200     American Home Mortgage
                   Investment Corp. ..........................          779,008
       7,500     CBL & Associates Properties, Inc. ...........          536,325
      24,000     Corrections Corp. of America* ...............          926,400
       3,400     Developers Diversified
                   Realty Corp. ..............................          135,150
       9,000     iStar Financial, Inc. .......................          370,620
       2,000     LaSalle Hotel Properties ....................           58,100
      15,200     Newcastle Investment Corp. ..................          449,920
      11,600     Pan Pacific Retail Properties, Inc. .........          658,300
      11,000     Pennsylvania Real Estate
                   Investment Trust ..........................          443,520
      12,500     ProLogis ....................................          463,750
       3,400     Regency Centers Corp. .......................          161,942
       8,000     Weingarten Realty Investors .................          276,080
                                                                   ------------
                                                                      5,259,115
                 RAILROAD (0.3%)
      10,000     Florida East Coast Industries, Inc. .........          424,800
      33,200     Genesee & Wyoming, Inc.
                   Class "A"* ................................          860,212
                                                                   ------------
                                                                      1,285,012
                 RECREATION (0.9%)
      15,200     Brunswick Corp. .............................          712,120
      15,000     Polaris Industries, Inc. ....................        1,053,450

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

   Shares                                                             Value
-------------------------------------------------------------------------------
      30,450     SCP Pool Corp. ..............................     $    970,137
      29,700     Shuffle Master, Inc.* .......................          860,112
                                                                   ------------
                                                                      3,595,819
                 RESTAURANT (2.7%)
      38,325     Applebee's International, Inc. ..............        1,056,237
      28,400     Cheesecake Factory, Inc. (The)* .............        1,006,780
      79,000     CKE Restaurants, Inc.* ......................        1,252,150
      15,700     IHOP Corp. ..................................          748,576
      32,400     Jack in the Box, Inc.* ......................        1,202,040
      21,600     P.F. Chang's China Bistro, Inc.* ............        1,291,680
      21,500     Panera Bread Co. Class "A"* .................        1,215,395
      28,100     RARE Hospitality
                   International, Inc.* ......................          867,728
      22,300     Red Robin Gourmet Burgers, Inc.* ............        1,135,293
      32,525     Sonic Corp.* ................................        1,086,335
                                                                   ------------
                                                                     10,862,214
                 RETAIL -- AUTOMOTIVE (0.3%)
       5,000     Advance Auto Parts, Inc.* ...................          252,250
      21,200     O'Reilly Automotive, Inc.* ..................        1,050,036
                                                                   ------------
                                                                      1,302,286
                 RETAIL -- BUILDING SUPPLY (0.8%)
      22,100     Building Materials Holding Corp. ............          983,008
       4,700     Fastenal Co. ................................          259,957
      26,100     Hughes Supply, Inc. .........................          776,475
      29,700     Tractor Supply Co.* .........................        1,296,405
                                                                   ------------
                                                                      3,315,845
                 RETAIL -- SPECIAL LINES (5.3%)
      38,500     Aeropostale, Inc.* ..........................        1,260,875
      38,000     American Eagle Outfitters, Inc. .............        1,122,900
      39,500     bebe stores, Inc. ...........................        1,341,025
      40,800     Cato Corp. (The) Class "A" ..................        1,315,800
      27,400     Central Garden & Pet Co.* ...................        1,201,764
      33,400     Chico's FAS, Inc. ...........................          943,884
      30,400     Claire's Stores, Inc. .......................          700,416
      18,000     Coach, Inc.* ................................        1,019,340
      50,700     Coldwater Creek, Inc.* ......................          936,936
      35,800     Dick's Sporting Goods, Inc.* ................        1,314,934
      57,700     Finish Line, Inc. (The) Class "A" ...........        1,335,755
       7,250     Fossil, Inc.* ...............................          187,956
      17,800     Guitar Center, Inc.* ........................          975,974
      40,375     Hibbett Sporting Goods, Inc.* ...............        1,212,865
      11,000     MarineMax, Inc.* ............................          342,980
      30,200     Men's Wearhouse, Inc. (The)* ................        1,274,742
      16,000     Michaels Stores, Inc. .......................          580,800
      22,300     PETCO Animal Supplies, Inc.* ................          820,863
       9,000     PETsMART, Inc. ..............................          258,750
      35,000     Quiksilver, Inc.* ...........................        1,016,050
      11,600     Ross Stores, Inc. ...........................          338,024
       9,000     TJX Companies, Inc. (The) ...................          221,670
      26,800     Urban Outfitters, Inc.* .....................        1,285,596
      28,200     Zale Corp.* .................................          838,104
                                                                   ------------
                                                                     21,848,003
                 SECURITIES BROKERAGE (0.1%)
       5,000     Bear Stearns Companies, Inc. (The) ..........          499,500

                 SEMICONDUCTOR (0.6%)
       7,700     Burlington Coat Factory
                   Warehouse Corp. ...........................          220,990
      30,300     Sigmatel, Inc. ..............................        1,134,129
      29,700     Tessera Technologies, Inc.* .................        1,283,931
                                                                   ------------
                                                                      2,639,050
                 SHOE (1.2%)
      25,000     Deckers Outdoor Corp.* ......................          893,500
      26,300     Genesco, Inc.* ..............................          747,446
      39,600     K-Swiss, Inc. ...............................        1,307,988
      14,200     Timberland Co. (The)
                   Class "A"* ................................        1,007,206
      48,750     Wolverine World Wide, Inc. ..................        1,044,713
                                                                   ------------
                                                                      5,000,853
                 STEEL -- GENERAL (0.9%)
      19,200     Cleveland-Cliffs, Inc. ......................        1,399,104
      14,000     Commercial Metals Co. .......................          474,460
      17,300     Quanex Corp. ................................          922,436
      19,000     Steel Dynamics, Inc. ........................          654,550
       7,000     Steel Technologies, Inc. ....................          167,930
                                                                   ------------
                                                                      3,618,480

See Notes to Financial Statements.
--------------------------------------------------------------------------------
14

                                    Value Line Emerging Opportunities Fund, Inc.

                                                                  March 31, 2005
--------------------------------------------------------------------------------

   Shares                                                             Value
-------------------------------------------------------------------------------
                 STEEL -- INTEGRATED (0.1%)
      13,000     Mittal Steel Co. N.V. Class "A"* ............     $    420,550

                 TELECOMMUNICATION SERVICES (0.5%)
      19,400     NII Holdings, Inc.* .........................        1,115,500
      52,000     Witness Systems, Inc.* ......................          912,600
                                                                   ------------
                                                                      2,028,100
                 TELECOMMUNCIATIONS EQUIPMENT (0.8%)
      15,000     Airspan Networks, Inc.* .....................           76,650
      19,400     Applied Signal Technology, Inc. .............          444,260
      67,000     AudioCodes Ltd.* ............................          754,420
      28,700     Comtech Telecommunications
                   Corp.* ....................................        1,495,270
      16,000     Ixia* .......................................          284,640
      12,000     Tekelec* ....................................          191,280
                                                                   ------------
                                                                      3,246,520
                 THRIFT (2.7%)
      21,300     Anchor BanCorp Wisconsin, Inc. ..............          598,743
      44,700     BankAtlantic Bancorp, Inc.
                   Class "A" .................................          777,780
      45,200     Brookline Bancorp, Inc. .....................          673,480
      34,000     Commercial Capital Bancorp, Inc. ............          691,900
      11,100     Fidelity Bankshares, Inc. ...................          255,078
      15,950     First BanCorp ...............................          673,887
      24,900     First Republic Bank .........................          806,013
      15,800     FirstFed Financial Corp.* ...................          805,958
      14,500     Harbor Florida Bancshares, Inc. .............          494,450
      14,800     Hudson City Bancorp, Inc. ...................          540,940
      28,341     Oriental Financial Group, Inc. ..............          663,746
      24,300     PFF Bancorp, Inc. ...........................          670,680
      29,761     Sovereign Bancorp, Inc. .....................          659,504
      17,144     Sterling Financial Corp. ....................          612,041
      34,870     Washington Federal, Inc. ....................          812,820
      21,900     Westcorp ....................................          925,275
       9,900     WSFS Financial Corp. ........................          520,344
                                                                   ------------
                                                                     11,182,639
                 TIRE & RUBBER (0.3%)
      17,000     Carlisle Companies, Inc. ....................        1,186,090

                 TOILETRIES/COSMETICS (0.4%)
      31,700     Chattem, Inc.* ..............................        1,409,699
       8,100     Helen of Troy Ltd.* .........................          221,778
                                                                   ------------
                                                                      1,631,477
                 TRUCKING (2.2%)
      20,300     Arkansas Best Corp. .........................          766,934
      18,600     Forward Air Corp. ...........................          791,988
      46,000     Heartland Express, Inc. .....................          880,900
      23,000     Hunt (J.B.) Transport
                   Services, Inc. ............................        1,006,710
      39,650     Knight Transportation, Inc.* ................          978,166
      29,400     Landstar System, Inc.* ......................          962,850
      25,800     Old Dominion Freight Line, Inc.* ............          803,670
      26,000     Overnite Corp. ..............................          831,740
      55,750     Werner Enterprises, Inc. ....................        1,083,223
      18,600     Yellow Roadway Corp.* .......................        1,088,844
                                                                   ------------
                                                                      9,195,025
                 WATER UTILITY (0.3%)
      44,200     Aqua America, Inc. ..........................        1,076,712

                 WIRELESS NETWORKING (1.0%)
      93,000     Alamosa Holdings, Inc.* .....................        1,085,310
      16,900     SpectraSite, Inc.* ..........................          979,693
      62,100     Telesystem International
                   Wireless, Inc.* ...........................          947,025
     158,000     UbiquiTel, Inc.* ............................        1,058,600
                                                                   ------------
                                                                      4,070,628
                                                                   ------------
                 TOTAL COMMON STOCKS AND TOTAL INVESTMENT
                   SECURITIES (90.8%)
                   (Cost $289,169,101) .......................      371,815,299
                                                                   ------------

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

 Principal
   Amount                                                              Value
-------------------------------------------------------------------------------

      REPURCHASE AGREEMENTS (8.7%)
      (including accrued interest)

$17,700,000      Collateralized by $14,895,000
                   U.S. Treasury Notes 14.0%,
                   due 11/15/11, with a value of
                   $18,061,628 (with Morgan
                   Stanley, 2.40%, dated 3/31/05,
                   due 4/1/05, deliver value
                   $17,701,180) ..............................     $ 17,701,180
 17,900,000      Collateralized by $15,343,000
                   U.S. Treasury Bonds 6.125%,
                   due 11/15/27, with a value of
                   $18,266,011 (with UBS
                   Warburg LLC, 2.50%, dated
                   3/31/05, due 4/1/05, deliver
                   value $17,901,243) ........................       17,901,243
                                                                   ------------
                 TOTAL REPURCHASE
                   AGREEMENTS
                   (Cost $35,602,423) ........................       35,602,423
                                                                   ------------
                 CASH AND OTHER ASSETS IN
                   EXCESS OF LIABILITIES (0.5%) ..............        2,191,589
                                                                   ------------
                 NET ASSETS (100.0%) .........................     $409,609,311
                                                                   ------------
                 NET ASSET VALUE, OFFERING
                   AND REDEMPTION PRICE
                   PER OUTSTANDING SHARE
                   ($409,609,311 / 15,907,728
                   shares outstanding) .......................     $      25.75
                                                                   ============

*     Non-income producing

(ADR) American Depositary Receipts

See Notes to Financial Statements.
--------------------------------------------------------------------------------
16

                                    Value Line Emerging Opportunities Fund, Inc.

Statement of Assets and Liabilities
March 31, 2005
--------------------------------------------------------------------------------

Assets:
Investment securities, at value (Cost --
   $289,169,101) ............................................    $  371,815,299
Repurchase agreements (Cost --
   $35,602,423) .............................................        35,602,423
Cash ........................................................            21,211
Receivable for capital shares sold ..........................         2,981,415
Receivable for securities sold ..............................         2,848,530
Dividends receivable ........................................           193,547
Prepaid expenses ............................................            15,948
                                                                 --------------
     Total Assets ...........................................       413,478,373
                                                                 --------------
Liabilities:
Payable for securities purchased ............................         3,162,019
Payable for capital shares repurchased ......................           271,187
Accrued expenses:
   Advisory fee payable .....................................           259,144
   Service and distribution plan fees payable ...............            86,381
   Other ....................................................            90,331
                                                                 --------------
     Total Liabilities ......................................         3,869,062
                                                                 --------------
Net Assets ..................................................    $  409,609,311
                                                                 ==============
Net Assets consist of:
Capital stock, at $.001 par value
   (authorized 300,000,000, outstanding
   15,907,728 shares) .......................................    $       15,908
Additional paid-in capital ..................................       324,719,438
Undistributed net investment income .........................            11,051
Accumulated net realized gain on
   investments ..............................................         2,216,716
Net unrealized appreciation of investments ..................        82,646,198
                                                                 --------------
Net Assets ..................................................    $  409,609,311
                                                                 ==============
Net Asset Value, Offering and Redemption
   Price, per Outstanding Share
   ($409,609,311 [divided by] 15,907,728
   shares outstanding) ......................................    $        25.75
                                                                 ==============


Statement of Operations
for the Year Ended March 31, 2005
--------------------------------------------------------------------------------
Investment Income:
Dividends (net of foreign withholding
   tax of $9,429) ...........................................    $    2,257,803
Interest ....................................................           491,466
                                                                 --------------
   Total Income .............................................         2,749,269
                                                                 --------------
Expenses:
Advisory fee ................................................         2,382,635
Service and distribution plan fee ...........................           794,212
Custodian fees ..............................................            81,690
Transfer agent fees .........................................            77,915
Auditing and legal fees .....................................            64,048
Registration and filing fees ................................            51,825
Insurance, dues and other ...................................            41,971
Quote charge ................................................            37,380
Accounting and bookkeeping expense ..........................            32,398
Printing ....................................................            32,281
Directors' fees and expenses ................................            20,400
Postage .....................................................            13,951
                                                                 --------------
   Total Expenses Before
     Custody Credits ........................................         3,630,706
   Less: Custody Credits ....................................            (2,172)
                                                                 --------------
   Net Expenses .............................................         3,628,534
                                                                 --------------
Net Investment Loss .........................................          (879,265)
                                                                 --------------
Net Realized and Unrealized Gain
   on Investments:
   Net Realized Gain ........................................         5,390,518
   Change in Net Unrealized
     Appreciation ...........................................        22,036,926
                                                                 --------------
Net Realized Gain and Change in
   Net Unrealized Appreciation on
   Investments ..............................................        27,427,444
                                                                 --------------
Net Increase in Net Assets
   from Operations ..........................................    $   26,548,179
                                                                 ==============

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Emerging Opportunities Fund, Inc.

Statement of Changes in Net Assets
for the Years Ended March 31, 2005 and 2004
--------------------------------------------------------------------------------

                                                                            Year Ended         Year Ended
                                                                          March 31, 2005     March 31, 2004
                                                                         ----------------------------------
Operations:
 Net investment loss .................................................    $    (879,265)     $    (283,825)
 Net realized gain on investments ....................................        5,390,518          6,273,662
 Change in net unrealized appreciation ...............................       22,036,926         53,912,778
                                                                          --------------------------------
 Net increase in net assets from operations ..........................       26,548,179         59,902,615
                                                                          --------------------------------
Capital Share Transactions:
 Proceeds from sale of shares ........................................      221,448,366        179,976,223
 Proceeds from reinvestment of distributions to shareholders .........               --                 --
 Cost of shares repurchased ..........................................      (99,266,420)       (88,599,897)
                                                                          --------------------------------
 Net increase from capital share transactions ........................      122,181,946         91,376,326
                                                                          --------------------------------
Total Increase in Net Assets .........................................      148,730,125        151,278,941
Net Assets:
 Beginning of year ...................................................      260,879,186        109,600,245
                                                                          --------------------------------
 End of year .........................................................    $ 409,609,311      $ 260,879,186
                                                                          ================================
Accumulated Net Investment Income at end of year .....................    $      11,051      $      55,428
                                                                          ================================

See Notes to Financial Statements.
--------------------------------------------------------------------------------
18

                                    Value Line Emerging Opportunities Fund, Inc.

Notes to Financial Statements                                     March 31, 2005
--------------------------------------------------------------------------------

1.    Significant Accounting Policies

Value Line Emerging Opportunities Fund, Inc., (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is long-term growth of capital. The Fund invests primarily in "small-cap" common stocks. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation. Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost which approximates market value. Short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost. Securities for which market quotations are not readily available or that are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. In addition, the Fund may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities market or the specific issuer.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) Security Transactions and Distributions. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting purposes and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividends received in excess of income are recorded as a reduction of cost of investment and/or realized gain on Real Estate Investment Trusts (REITS).

--------------------------------------------------------------------------------

Value Line Emerging Opportunities Fund, Inc.

Notes to Financial Statements                                     March 31, 2005
--------------------------------------------------------------------------------

(E) Representations and Indemnifications: In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2.    Capital Share Transactions

Transactions in capital stock, were as follows:

                              Year Ended      Year Ended
                               March 31,       March 31,
                                 2005            2004
                             ----------------------------
Shares sold .............       9,092,431       8,630,468
Shares issued to
   shareholders in
   reinvestment of
   distributions ........              --              --
                             ----------------------------
                                9,092,431       8,630,468
Shares repurchased ......       4,140,522       4,291,517
                             ----------------------------
Net increase ............       4,951,909       4,338,951
                             ============================

3.    Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, were as follows:

                              Year Ended
                               March 31,
                                 2005
                             ------------
PURCHASES:
   Investment Securities .   $235,596,154
                             ============
SALES:
   Investment Securities .   $128,586,114
                             ============

4.    Income Taxes

At March 31, 2005, information on the tax components of capital is as follows:

Cost of investments for tax purposes ...    $  324,870,241
                                            ==============
Gross tax unrealized appreciation ......    $   86,218,479
Gross tax unrealized depreciation ......        (3,670,998)
                                            --------------
Net tax unrealized appreciation on
   Investments .........................    $   82,547,481
                                            ==============
Undistributed long-term capital gains ..    $    2,326,484
                                            ==============

During the year ended March 31, 2005, the Fund utilized $3,069,654 of its capital loss carryforward.

Net realized gain (loss) differ for financial statements and tax purposes primarily due to differing treatments of wash sales.

Permanent book-tax differences relating to the current year were reclassified within the composition of the net asset accounts. The Fund reclassified $834,888 from accumulated net investment loss, decreased additional paid in capital $879,265 and increased accumulated net realized gain $44,377. Net assets were not affected by this reclassification.

5. Advisory Fees, Service and Distribution Plan Fees and Transactions With Affiliates

An advisory fee of $2,382,635 was paid or payable to Value Line, Inc., the Fund's investment adviser (the "Adviser"), for the year ended March 31, 2005. The fee was computed at an annual rate of .75 of 1% of the daily net assets during the period and paid monthly. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of certain administrative services and office space. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

--------------------------------------------------------------------------------
20

                                    Value Line Emerging Opportunities Fund, Inc.

Notes to Financial Statements                                     March 31, 2005
--------------------------------------------------------------------------------

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. For the year ended March 31, 2005, fees amounting to $794,212 were paid or payable to the Distributor under this plan.

For the year ended March 31, 2005, the Fund's expenses were reduced by $2,172 under a custody credit arrangement with the Custodian.

Certain officers and directors of the Adviser and the Distributor, are also officers and directors of the Fund. During the year ended March 31, 2005, the Fund paid brokerage commissions totaling $87,942 to the Distributor, a registered broker/dealer, which clears its transactions through unaffiliated brokers.

At March 31, 2005, the Adviser, and/or affiliated companies, and the Value Line, Inc. Profit Sharing and Savings Plan, owned 766,493 shares of the Fund's capital stock, representing 4.82% of the outstanding shares. In addition, officers and directors owned 23,191 shares of capital stock representing less than 1% of the outstanding shares.

--------------------------------------------------------------------------------

Value Line Emerging Opportunities Fund, Inc.

Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each year:

                                                                                 Years Ended March 31,
                                                        ----------------------------------------------------------------------
                                                           2005           2004           2003           2002           2001
                                                        ----------------------------------------------------------------------
Net asset value, beginning of year .................    $    23.81     $    16.56     $    20.15     $    16.66     $    24.97
                                                        ----------------------------------------------------------------------
Income (loss) from investment operations:
 Net investment loss ...............................          (.05)          (.03)          (.03)          (.11)          (.19)
 Net gains or (losses) on securities (both realized
   and unrealized) .................................          1.99           7.28          (3.40)          3.70          (5.13)
                                                        ----------------------------------------------------------------------
 Total from investment operations ..................          1.94           7.25          (3.43)          3.59          (5.32)
                                                        ----------------------------------------------------------------------
Less distributions:
 Distributions from net realized gains .............            --             --           (.16)          (.10)         (2.99)
                                                        ----------------------------------------------------------------------
Net asset value, end of year .......................    $    25.75     $    23.81     $    16.56     $    20.15     $    16.66
                                                        ======================================================================
Total return .......................................          8.15%         43.78%        (17.04)%        21.55%        (21.86)%
                                                        ======================================================================
Ratios/Supplemental Data:
Net assets, end of year (in thousands) .............    $  409,609     $  260,879     $  109,600     $   71,565     $   42,021
Ratio of operating expenses to average net assets ..          1.14%(1)       1.19%(1)       1.36%(1)       1.48%(1)       1.48%(1)
Ratio of net investment loss to average net assets .         (0.28)%        (0.16)%        (0.19)%        (0.75)%        (0.97)%
Portfolio turnover rate ............................            44%            55%            79%           130%           111%

(1) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would have been unchanged for the years ended March 31, 2005, March 31, 2004, and March 31, 2002, 1.35% for the year ended March 31, 2003 and 1.46% for the year ended March 31, 2001.

See Notes to Financial Statements.
--------------------------------------------------------------------------------
22

                                    Value Line Emerging Opportunities Fund, Inc.

Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of Value Line Emerging Opportunities Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Value Line Emerging Opportunities Fund, Inc. (the "Fund") at March 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York

May 23, 2005

--------------------------------------------------------------------------------

Value Line Emerging Opportunities Fund, Inc.

--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30, 2004 is available through the Fund's website at http://www.vlfunds.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

--------------------------------------------------------------------------------
24

                                    Value Line Emerging Opportunities Fund, Inc.

Management of the Fund
--------------------------------------------------------------------------------

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund's officers under the direction of the Board of Directors. The following table sets forth information on each Director and Officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds and oversees a total of 15 portfolios. Each Director serves until his or her successor is elected and qualified.

                                                              Principal
                                                              Occupation
                                                Length of     During the                    Other Directorships
Name, Address, and Age     Position             Time Served   Past 5 Years                  Held by Director
----------------------------------------------------------------------------------------------------------------
Interested Directors*
---------------------
Jean Bernhard Buttner      Chairman of the      Since 1987    Chairman, President and       Value Line, Inc.
Age 70                     Board of Directors                 Chief Executive Officer of
                           and President                      Value Line, Inc. (the
                                                              "Adviser") and Value Line
                                                              Publishing, Inc. Chairman
                                                              and President of each of the
                                                              15 Value Line Funds and
                                                              Value Line Securities, Inc.
                                                              (the "Distributor").
----------------------------------------------------------------------------------------------------------------
Marion N. Ruth             Director             Since 2000    Real Estate Executive:        None
5 Outrider Road                                               President, Ruth Realty (real
Rolling Hills, CA 90274                                       estate broker); Director of
Age 70                                                        the Adviser since 2000.
Non-Interested Directors*
----------------------------------------------------------------------------------------------------------------
John W. Chandler           Director             Since 1991    Consultant, Academic          None
1611 Cold Spring Rd.                                          Search Consultation Service,
Williamstown, MA 01267                                        Inc.; Trustee Emeritus and
Age 81                                                        Chairman (1993-1994) of
                                                              the Board of Trustees of
                                                              Duke University; President
                                                              Emeritus, Williams College.
----------------------------------------------------------------------------------------------------------------
Frances T. Newton          Director             Since 2000    Customer Support Analyst,     None
4921 Buckingham Drive                                         Duke Power Company.
Charlotte, NC 28209
Age 63
----------------------------------------------------------------------------------------------------------------
Francis C. Oakley          Director             Since 2000    Professor of History,         Berkshire Life
54 Scott Hill Road                                            Williams College, 1961 to     Insurance Company
Williamstown, MA 01267                                        present. President Emeritus   of America
Age 73                                                        since 1994 and President,
                                                              1985-1994; Chairman
                                                              (1993-1997) and Interim
                                                              President (2002) of the
                                                              American Council of
                                                              Learned Societies.

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                                                                              25

Value Line Emerging Opportunities Fund, Inc.

Management of the Fund
--------------------------------------------------------------------------------

                                                                 Principal
                                                                 Occupation
                                                   Length of     During the                     Other Directorships
Name, Address, and Age       Position              Time Served   Past 5 Years                   Held by Director
-------------------------------------------------------------------------------------------------------------------
David H. Porter              Director              Since 1997    Visiting Professor of          None
5 Birch Run Drive                                                Classics, Williams College,
Saratoga Springs, NY 12866                                       since 1999; President
Age 69                                                           Emeritus, Skidmore College
                                                                 since 1999 and President,
                                                                  1987-1998.
-------------------------------------------------------------------------------------------------------------------
Paul Craig Roberts           Director              Since 1987    Chairman, Institute for        A. Schulman Inc.
169 Pompano St.                                                  Political Economy.             (plastics)
Panama City Beach, FL 32413
Age 65
-------------------------------------------------------------------------------------------------------------------
Nancy-Beth Sheerr            Director              Since 1996    Senior Financial Advisor,      None
1409 Beaumont Drive                                              Veritable L.P. (investment
Gladwyne, PA 19035                                               adviser) since April 1, 2004;
Age 55                                                           Senior Financial Advisor,
                                                                 Hawthorne, 2001-2004.
-------------------------------------------------------------------------------------------------------------------
Officers
--------
Stephen E. Grant             Vice President        Since 1993    Portfolio Manager with the
Age 51                                                           Adviser.
-------------------------------------------------------------------------------------------------------------------
Sigourney B. Romaine         Vice President        Since 2004    Portfolio Manager with the
Age 61                                                           Adviser.
-------------------------------------------------------------------------------------------------------------------
David T. Henigson            Vice President,       Since 1994    Director, Vice President and
Age 47                       Secretary and                       Compliance Officer of the
                             Treasurer                           Adviser. Director and Vice
                                                                 President of the Distributor.
                                                                 Vice President, Secretary,
                                                                 Treasurer and Chief
                                                                 Compliance Officer of each
                                                                 of the 14 Value Line Funds.
-------------------------------------------------------------------------------------------------------------------
Howard A. Brecher            Assistant Treasurer   Since 2005    Vice President and Secretary
Age 51                       Assistant Secretary                 of the Adviser.
-------------------------------------------------------------------------------------------------------------------

* Mrs. Buttner is an "interested person" as defined in the Investment Company Act of 1940 by virtue of her positions with the Adviser and her indirect ownership of a controlling interest in the Adviser; Mrs. Ruth is an interested person by virtue of having been a director of the Adviser.

Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017.
--------------------------------------------------------------------------------
The Fund's Statement of Additional Information (SAI) includes additional information about the Fund's directors and is available, without charge, upon request by calling 1-800-243-2729.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
26

                                    Value Line Emerging Opportunities Fund, Inc.

--------------------------------------------------------------------------------

                    [This page is intentionally left blank.]

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                                                                              27

Value Line Emerging Opportunities Fund, Inc.

                         The Value Line Family of Funds
--------------------------------------------------------------------------------

1950 -- The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 -- Value Line Income and Growth Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- The Value Line Special Situations Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- Value Line Leveraged Growth Investors' sole investment objective is to realize capital growth.

1979 -- The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- Value Line Centurion Fund* seeks long-term growth of capital.

1984 -- The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and The National Bond Portfolio. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- Value Line Aggressive Income Trust seeks to maximize current income.

1987 -- Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 --Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-223-0818, 24 hours a day, 7 days a week, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.

--------------------------------------------------------------------------------
28

Item 2. Code of Ethics

      (a) The Registrant has adopted a Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

      (f) Pursuant to item 12(a), the Registrant is attaching as an exhibit a copy of its Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

Item 3. Audit Committee Financial Expert.

      (a)(1)The Registrant has an Audit Committee Financial Expert serving on its Audit Committee.

      (2) The Registrant's Board has designated John W. Chandler, a member of the Registrant's Audit Committee, as the Registrant's Audit Committee Financial Expert. Mr. Chandler is an independent director who is a senior consultant with Academic Search Consultation Service. He spent most of his professional career at Williams College, where he served as a faculty member, Dean of the Faculty, and President (1973-85). He also served as President of Hamilton College (1968-73), and as President of the Association of American Colleges and Universities (1985-90). He has also previously served as Trustee Emeritus and Chairman of the Board of Trustees of Duke University.

A person who is designated as an "audit committee financial expert" shall not make such person an "expert" for any purpose, including without limitation under
Section 11 of the Securities Act of 1933 or under applicable fiduciary laws, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

      (a)     Audit Fees 2005 - $33,798

      (b)     Audit-Related fees - None.

      (c)     Tax Preparation Fees 2005 -$5,540

      (d)     All Other Fees - None

      (e)(1) Audit Committee Pre-Approval Policy. All services to be performed for the Registrant by PricewaterhouseCoopers LLP must be pre-approved by the audit committee. All services performed during 2005 were pre-approved by the committee.

      (e)(2)  Not applicable.

      (f)     Not applicable.

      (g)     Aggregate Non-Audit Fees 2005 -$5,540

      (h)     Not applicable.

Item 11. Controls and Procedures.

      (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

       (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

       (a) Code of Business Conduct and Ethics for Principal Executive and Senior Financial Officers attached hereto as Exhibit 100.COE

       (b)    (1) Certification pursuant to Rule 30a-2(a) under the Investment
                  Company Act of 1940 (17 CFR 270.30a-2) attached hereto as
                  Exhibit 99.CERT.

              (2) Certification pursuant to Section 906 of the Sarbanes-Oxley
                  Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By  /s/ Jean B. Buttner
    --------------------------
    Jean B. Buttner, President

Date: 05/27/2005
     --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jean B. Buttner
    -------------------------------------------------------
    Jean B. Buttner, President, Principal Executive Officer

By: /s/ David T. Henigson
    --------------------------------------------------------------------------
    David T. Henigson, Vice President, Treasurer, Principal Financial Officer

Date: 05/27/2005
     --------------